Future Minimum Commitments for Operating Lease Obligations (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Future Minimum Payments Receivable [Line Items]
2012	$ 22.2
2013	21.9
2014	21.7
2015	21.2
2016	20.9
Thereafter	180.3
Total noncancelable operating lease payments	$ 288.2